As filed with the Securities and Exchange Commission on March 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  March 31, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 2.40%
6	Berkshire Hathaway, Inc. - Class A*	$804,360
	TOTAL COMMON STOCKS (Cost $714,296)	804,360

	EQUITY FUNDS - 5.59%
7,833	BlackRock Energy & Resources Portfolio - Class A	226,674
18,950	Brandywine Fund*	444,755
12,658	Fidelity Low-Priced Stock Fund	500,000
3,730	FPA Capital Fund, Inc.*	167,306
14,946	MFS Mid Cap Growth Fund - Class A*	149,163
4,149	The Parnassus Fund	168,535
6,861	Prudential Jennison Mid-Cap Growth Fund, Inc. - Class A	214,278
	TOTAL EQUITY FUNDS (Cost $1,615,360)	1,870,711

	EXCHANGE-TRADED FUNDS - 10.57%
18,100	ProShares UltraPro Dow30	992,242
6,500	ProShares UltraPro MidCap400*	551,525
19,000	ProShares UltraPro QQQ*	983,630
11,500	ProShares UltraPro S&P500*	1,010,390
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,529,804)	3,537,787

	FIXED INCOME FUNDS - 79.43%
503,943	Delaware High-Yield Opportunities Fund - Class I	2,146,799
637,797	Dreyfus High Yield Fund - Class I	4,254,103
857,741	DWS High Income Fund - Class I	4,254,394
352,618	Eaton Vance Income Fund of Boston - Class I	2,119,232
517,848	Federated Institutional High Yield Bond Fund - Class I	5,276,871
420,842	First Eagle High Yield Fund - Class I	4,233,667
1,532	Guggenheim High Yield Fund - Class A^	18,035
545,860	Principal High Yield Fund - Class I	4,279,545
	TOTAL FIXED INCOME FUNDS (Cost $25,894,019)	26,582,646

	MONEY MARKET FUNDS - 3.66%
1,225,381	Invesco STIC Prime Portfolio, Class I, 0.09%+	1,225,381
	TOTAL MONEY MARKET FUNDS (Cost $1,225,381)	1,225,381
	Total Investments (Cost $32,978,860) - 101.65%	34,020,885
	Liabilities in Excess of Other Assets - (1.65)%	(554,554)
	NET ASSETS - 100.00%	$33,466,331

* Non-income producing security.
^ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
+ Rate shown is the 7-day annualized yield as of December 31, 2012.

The Teberg Fund
Notes to Schedule of Investments
December 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Teberg Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.  At December 31, 2012, the Fund had one security in the amount of $18,035 or 0.05% of net assets that was fair valued by the Valuation Committee.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$804,360	$-	$-	$804,360
Total Common Stocks	804,360	-	-	804,360
Equity Funds	1,870,711	-	-	1,870,711
Exchange-Traded Funds	3,537,787	-	-	3,537,787
Fixed Income Funds	26,564,611	18,035	-	26,582,646
Money Market Funds	1,225,381	-	-	1,225,381
Total Investments	$34,002,850	$18,035	$-	$34,020,885

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at December 31, 2012, the end of the reporting period.  The Fund transferred $18,035 from level 1 to level 2 at December 31, 2012.  The security was transferred because it was fair valued by the Valuation Committee due to the lack of availability of a net asset value.  There were no Level 3 securities held in the Fund during the period ended December 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$32,980,090

Gross unrealized appreciation	$1,111,025
Gross unrealized depreciation	(70,230)
Net unrealized appreciation	$1,040,795

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 2/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/28/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 2/28/2013

* Print the name and title of each signing officer under his or her signature.